LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
LEASE LIABILITIES

15	LEASE LIABILITIES

	2024	2023
	USD	USD
Within one year	121,335	64,296
Within a period of more than one year but not more than two years	127,261	41,440
Within a period of more than two years but not more than five years	334,849	92,532
	583,445	198,268
Less: Amount due for settlement with 12 months shown under current liabilities	(121,335)	(64,296)
Amount due for settlement after 12 months shown under non-current liabilities	462,110	133,972

The weighted average incremental borrowing rates applied to lease liabilities range from 3% to 9% per annum (2023: 3% to 5% per annum).

Lease obligations that are denominated in currencies other than the functional currencies of the relevant group entities are set out below:

	2024	2023
	USD	USD
EUR	25,658	42,459
CNY	105,205	131,076